SEGMENT REPORTING (Schedule of Long-lived Assets, consisting of Property, Plant and Equipment, by Geographical Area) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SEGMENT REPORTING
Long-lived assets	$ 1,258	$ 1,714
China
SEGMENT REPORTING
Long-lived assets	1,058	1,369
Other
SEGMENT REPORTING
Long-lived assets	$ 200	$ 345